Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Beverages (20.8%)
	Coca-Cola Co.	9,280,319	584,010
	PepsiCo Inc.	3,090,375	534,326
	Constellation Brands Inc. Class A	490,854	122,826
*,1	Monster Beverage Corp.	2,301,608	119,499
	Keurig Dr Pepper Inc.	3,181,619	108,970
	Brown-Forman Corp. Class B	960,273	44,038
*	Celsius Holdings Inc.	487,142	38,962
	Molson Coors Beverage Co. Class B	634,024	34,751
	Coca-Cola Consolidated Inc.	22,628	22,199
*	Boston Beer Co. Inc. Class A	50,491	15,838
*	Vita Coco Co. Inc.	358,210	10,428
*	National Beverage Corp.	207,801	9,600
	MGP Ingredients Inc.	122,183	9,484
*	Duckhorn Portfolio Inc.	573,314	4,627
			1,659,558
Consumer Staples Distribution & Retail (31.1%)
	Costco Wholesale Corp.	1,065,134	862,641
	Walmart Inc.	10,278,108	675,888
	Target Corp.	1,316,819	205,634
	Sysco Corp.	1,504,376	109,549
	Kroger Co.	2,030,116	106,317
	Dollar General Corp.	652,753	89,368
*	Dollar Tree Inc.	629,312	74,227
	Casey's General Stores Inc.	129,432	42,943
*	US Foods Holding Corp.	763,209	40,320
*	BJ's Wholesale Club Holdings Inc.	457,078	40,255
	Walgreens Boots Alliance Inc.	2,420,990	39,269
*	Performance Food Group Co.	537,815	37,432
*	Sprouts Farmers Market Inc.	445,284	35,169
	Albertsons Cos. Inc. Class A	1,277,013	26,358
*	Maplebear Inc.	460,273	14,029
	PriceSmart Inc.	151,828	12,776
*	Grocery Outlet Holding Corp.	561,813	12,354
	Andersons Inc.	231,280	12,105
*	Chefs' Warehouse Inc.	269,755	10,634
	Weis Markets Inc.	147,646	9,678
	Ingles Markets Inc. Class A	127,805	9,348
*	United Natural Foods Inc.	656,166	7,881
	SpartanNash Co.	382,174	7,510
			2,481,685
Food Products (17.1%)
	Mondelez International Inc. Class A	3,905,707	267,658
	General Mills Inc.	1,715,789	117,961
	Archer-Daniels-Midland Co.	1,613,458	100,744
	Hershey Co.	444,120	87,860
	Kraft Heinz Co.	2,325,566	82,255
	McCormick & Co. Inc.	784,330	56,644
	Tyson Foods Inc. Class A	916,143	52,449
	Bunge Global SA	484,048	52,079
	Kellanova	861,009	51,953
	Conagra Brands Inc.	1,534,565	45,853
	Lamb Weston Holdings Inc.	474,451	41,889
	J M Smucker Co.	354,838	39,614
	Hormel Foods Corp.	1,013,193	31,389
	Campbell Soup Co.	678,686	30,120
*	Freshpet Inc.	222,292	29,158
	Ingredion Inc.	236,710	27,832
*	Darling Ingredients Inc.	595,480	24,057
*	Post Holdings Inc.	214,682	22,879

Vanguard® Consumer Staples Index Fund
		Shares	Market Value ($000)
	Flowers Foods Inc.	826,584	19,193
*	Simply Good Foods Co.	437,418	16,836
	Lancaster Colony Corp.	87,844	16,295
	Cal-Maine Foods Inc.	232,802	14,357
	J & J Snack Foods Corp.	83,295	13,553
*	Vital Farms Inc.	298,638	12,358
*	Pilgrim's Pride Corp.	341,709	12,278
*	TreeHouse Foods Inc.	321,884	11,688
	Utz Brands Inc.	552,605	10,245
	WK Kellogg Co.	512,975	9,741
	Fresh Del Monte Produce Inc.	385,336	9,001
	John B Sanfilippo & Son Inc.	89,107	8,985
	B&G Foods Inc.	867,972	8,281
*	Hain Celestial Group Inc.	991,718	7,597
*	Mission Produce Inc.	469,304	5,561
*,1	Beyond Meat Inc.	678,342	5,149
	Calavo Growers Inc.	186,689	5,035
	Tootsie Roll Industries Inc.	159,254	4,660
*,1	Westrock Coffee Co.	340,238	3,532
*	Seneca Foods Corp. Class A	54,218	3,205
*,1	Benson Hill Inc.	1,383,450	258
			1,360,202
Household Products (18.6%)
	Procter & Gamble Co.	5,738,223	944,167
	Colgate-Palmolive Co.	2,293,226	213,178
	Kimberly-Clark Corp.	987,689	131,659
	Church & Dwight Co. Inc.	745,645	79,792
	Clorox Co.	331,831	43,656
	Spectrum Brands Holdings Inc.	193,185	17,336
	WD-40 Co.	67,537	15,175
*	Central Garden & Pet Co. Class A	377,285	14,092
	Energizer Holdings Inc.	406,267	11,627
	Reynolds Consumer Products Inc.	400,630	11,394
*	Central Garden & Pet Co.	106,539	4,629
			1,486,705
Personal Care Products (4.2%)
	Kenvue Inc.	5,615,939	108,388
	Estee Lauder Cos. Inc. Class A	692,799	85,464
*	e.l.f. Beauty Inc.	205,290	38,371
*	BellRing Brands Inc.	535,001	31,121
*	Coty Inc. Class A	1,743,070	18,058
	Inter Parfums Inc.	107,740	12,905
	Edgewell Personal Care Co.	295,888	11,415
*	Herbalife Ltd.	865,014	8,910
	Nu Skin Enterprises Inc. Class A	545,514	7,282
*	USANA Health Sciences Inc.	127,434	6,066
	Medifast Inc.	120,558	3,103
*	Olaplex Holdings Inc.	1,462,392	2,603
*	Beauty Health Co.	885,878	1,958
			335,644
Tobacco (7.9%)
	Philip Morris International Inc.	3,623,837	367,384
	Altria Group Inc.	5,146,307	238,017
	Vector Group Ltd.	986,662	10,824
	Universal Corp.	192,743	9,244

Vanguard® Consumer Staples Index Fund
		Shares	Market Value ($000)
	Turning Point Brands Inc.	195,160	6,403
			631,872
Total Common Stocks (Cost $7,087,935)			7,955,666
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.397% (Cost $26,799)	268,036	26,801
Total Investments (100.1%) (Cost $7,114,734)			7,982,467
Other Assets and Liabilities—Net (-0.1%)			(5,396)
Net Assets (100.0%)			7,977,071
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,745,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,297,000 was received for securities on loan, of which $12,295,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/30/24	BANA	7,894	(5.325)	—	(21)
Kraft Heinz Co.	8/30/24	BANA	13,087	(5.325)	—	(34)
					—	(55)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Vanguard® Consumer Staples Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,955,666	—	—	7,955,666
Temporary Cash Investments	26,801	—	—	26,801
Total	7,982,467	—	—	7,982,467
Derivative Financial Instruments
Liabilities
Swap Contracts	—	55	—	55
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